Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ 12.9	€ (2.9)	€ 23.6
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	(3.3)	2.0	6.3
Remeasurement of post-employment benefit liabilities, after tax	9.6	(0.9)	29.9
Net investment hedge, before tax	(5.6)	0.8	0.5
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	(5.6)	0.8	0.5
Cash flow hedges, before tax	(15.5)	16.4	(10.1)
Cash flow hedges, tax charge/(credit)	4.0	(5.0)	2.8
Cash flow hedges, after tax	(11.5)	11.4	(7.3)
Other comprehensive (income)/loss, before tax	(8.2)	14.3	14.0
Other comprehensive (income)/loss, tax charges/(credits)	0.7	(3.0)	9.1
Other comprehensive (income)/loss, after tax	(7.5)	11.3	23.1
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax	0.0	0.0	0.0
Deferred tax	0.7	(3.0)	9.1
Total current and deferred tax	€ 0.7	€ (3.0)	€ 9.1